COMMITMENTS - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS [abstract]
Contracted but not provided for	¥ 1,341,055	¥ 769,013
Authorised but not contracted for	¥ 518,945	¥ 1,165,237